Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
8. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	151,407	149,634	21,763
Leasehold improvements	87,750	106,871	15,544
Buildings	5,495	5,547	807
Furniture and fixtures	17,479	18,334	2,667
Vehicles	1,120	6,744	981
Software	51,911	127,354	18,523
Subtotal	315,162	414,484	60,285
Less: Accumulated depreciation	(177,854)	(241,030)	(35,056)
Property and equipment subject to depreciation	137,308	173,454	25,229
Construction in progress	10,970	13,906	2,021
Total	148,278	187,360	27,250

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 was RMB
66,510
, RMB
65,704
and RMB
67,077
, respectively.